INVESTOR REPORT

                                                 Metropolitan Series Fund, Inc.,
                                                        New England Zenith Fund,
                                                 Met Investors Series Trust, and
                                             American Funds Insurance Series(SM)

                                                                  Annual Reports
                                                                   December 2001

                                                            For use with MetLife
                                               Variable Life Insurance Contracts

IMPORTANT UL2001 Variable Life policy information enclosed.

                                                                        [LOGO]
                                                                      MetLife(R)

Important Information:

For Variable Annuity and Variable Life Clients1

MetLife now offers electronic access to your variable annuity and variable life prospectuses, annual and semiannual reports and other consumer information. Takes only minutes to enroll.

Simply visit:

                  www.metlife.esourcelink.net

Make sure that you have your contract or policy number handy. You'll need to enter it to enroll.



For UL 2001 Variable Life Policyowners

Important information about your UL 2001 Variable Life Policy appears on the last page of this annual report. Please remove the page and keep it with your policy.


1 Currently available to all MetLife variable annuity and variable life clients except contract owners of the Preference Plus(R) Account for Enhanced Contracts.


                                             Metropolitan Life Insurance Company
Not part of the Annual Report       One Madison Avenue, New York, New York 10010

Dear UL 2001 Policyholder,



We've made some recent improvements to your policy* and we are pleased to be able to provide you with this revised language for your policy. The language below appears on page 3.1 of your Flexible Premium Multifunded Life Insurance Policy (UL 2001 policy, 7FM-98) and should be substituted according to the instructions below.

Under the heading of "ADMINISTRATIVE CHARGES," the "Old Language" below is replaced by the "New Language" below as follows:

Old Language
------------
MAXIMUM MORTALITY AND EXPENSE RISKS CHARGES............. .075% OF THE CASH VALUE
                                                          OF THE SEPARATE
                                                          ACCOUNT AT THE
                                                          BEGINNING OF EACH
                                                          POLICY MONTH.

AFTER THE FIRST TWELVE POLICY MONTHS WE MAY WAIVE A PORTION OF THE ADMINISTRATIVE CHARGES IN ANY YEAR THE REQUIRED ADMINISTRATIVE PREMIUM IS PAID.

New Language
------------
MAXIMUM MORTALITY AND EXPENSE RISKS CHARGES............. .075% OF THE CASH VALUE
                                                          OF THE SEPARATE
                                                          ACCOUNT AT THE
                                                          BEGINNING OF EACH
                                                          POLICY MONTH FOR
                                                          POLICY YEARS 1 THROUGH
                                                          10, .050% FOR POLICY
                                                          YEARS 11 THROUGH 15
                                                          AND .025% AFTER POLICY
                                                          YEAR 15.

AFTER THE FIRST TWELVE POLICY MONTHS WE WILL WAIVE THE PORTION OF THE ADMINISTRATIVE CHARGES REFERRED TO IN THE SECTION TITLED "REDUCTION IN ADMINISTRATIVE CHARGES" IN ANY YEAR THAT THE REQUIRED ADMINISTRATIVE PREMIUM IS PAID AS DESCRIBED ON PAGE 9 OF THIS POLICY.

    Please tear out this page and keep it with your policy for your records.
    ------------------------------------------------------------------------

* Except for policies issued in NY, which already have these guarantees and except for policies in NJ because they are not available.

FEBRUARY 2002

TO OUR POLICYHOLDERS/CONTRACT OWNERS:

We are pleased to provide you with the 2001 Annual Reports for the investment portfolios in your MetLife variable annuity and variable life insurance products. These reports include performance histories, portfolio allocations and financial reports as of December 31, 2001, as well as an outlook and strategy for each portfolio. The reports are designed to help you make an informed decision about how to allocate your money within your variable product.

MetLife offers a wide choice of investment and protection programs, including several variable life and variable annuity products, to help you meet your financial objectives. We are committed to meeting your expectations by providing quality products with strong performance potential and high service standards.

As an added service, MetLife now offers electronic delivery of your variable annuity and variable life annual and semi-annual reports, prospectuses, and other informational documents. With electronic delivery, you can view and save your documents on-line, rather than receive them in the mail. If you're interested in going "paperless", see the inside front cover of this report for instructions on how to enroll today!

Feel free to contact your Registered Representative with any questions you may have regarding your product's current asset allocation and other strategies that can help you build financial freedom. Thank you for choosing MetLife for our variable insurance and/or variable annuity needs.

Sincerely,

/s/ Mary Ann Brown

Mary Ann Brown
Head of Individual Business Product Management
MetLife Enterprise

Annual Reports dated December 31, 2001 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference are certain series of New England Zenith Fund filed on Form N-30D, CIK No. 0000719211, File No. 002-83538.

Incorporated by reference are all series of Metropolitan Series Fund, Inc. as filed on Form N-30D, CIK No. 0000710826, File No. 002-80751.

Incorporated by reference are certain portfolios of Met Investors Series Trust as filed on Form N-30D, CIK No. 0001126087, File No. 333-48456.

Incorporated by reference are certain series of The American Funds Insurance Series as filed on Form N-30D, CIK No. 0000729528, File No. 002-86838.

                         METROPOLITAN SERIES FUND, INC.

                        SUPPLEMENT DATED FEBRUARY 4, 2002
                         TO PROSPECTUS DATED MAY 1, 2001

The following information supplements the Metropolitan Series Fund, Inc. prospectus dated May 1, 2001. You should keep this Supplement to the Prospectus for future reference.

Change in the portfolio manager for the Janus Mid Cap Portfolio: The paragraph under "About the Investment Managers -- Janus Mid Cap Portfolio" on page 25 of the Prospectus is changed to read as follows:

     "Jonathan D. Coleman is Portfolio Manager of Janus Mid Cap Portfolio. Mr. Coleman joined Janus in 1994 as a research analyst."

                         METROPOLITAN SERIES FUND, INC.

                         Scudder Global Equity Portfolio
                  State Street Research Money Market Portfolio
                      State Street Research Bond Portfolio
                    Loomis Sayles High Yield Bond Portfolio

                        Supplement Dated February 6, 2002
                      To The Prospectus Dated May 1, 2001

     The following information supplements the Metropolitan Series Fund, Inc. prospectus dated May 1, 2001. You should keep this Supplement to the Prospectus for future reference.


Scudder Global Equity Portfolio

     Deutsche Bank AG has entered into a dennitive agreement to purchase all of the stock of Zurich Scudder Investments, Inc., the sub-investment manager of the Portfolio. The closing (the ""Closing") is expected to occur during the nrst half of 2002. The name of the sub-investment manager is currently expected to change to ""Deutsche Investment Management, Inc." As a legal change of control, the Closing will automatically cause the Portfolio's existing Sub-Investment Management Agreement to terminate. On February 5, 2002, the Board of Directors of Metropolitan Series Fund, Inc. (the ""Fund") voted unanimously to approve, commencing with the Closing, a new sub-investment management agreement with substantially the same terms and conditions as the existing agreement.

State Street Research Money Market Portfolio
State Street Research Bond Portfolio
Loomis Sayles High Yield Bond Portfolio

     On February 5, 2002, the Board of Directors of Metropolitan Series Fund, Inc. (the ""Fund") voted unanimously to approve, subject to shareholder approval, a proposal to reorganize each Portfolio into the respective Series of the New England Zenith Fund (the ""Zenith Fund") or the Met Investors Series Trust (""Met Investors Trust") listed below (each, an ""Acquiring Fund"). If shareholders of a Portfolio approve the proposal, all of the assets of the Portfolio will be transferred to the respective Acquiring Fund and shareholders of each Portfolio will receive shares of the Acquiring Fund in exchange for their shares of the Portfolio. Shareholders of each Portfolio are scheduled to vote on the proposal at a special meeting to be held on April 23, 2002. If approved on that date, the reorganizations are scheduled to be occur on April 29, 2002. Shareholders will be mailed information detailing the proposal on or about March 15, 2002. Until then, the operation of the Portfolios will remain unchanged.

     If approved, the State Street Research Money Market Portfolio will be reorganized into the State Street Research Money Market Series of the Zenith Fund; the State Street Income Portfolio will be reorganized into the State Street Research Bond Income Series of the Zenith Fund; and the Loomis Sayles High Yield Portfolio will reorganize into the Lord Abbet Bond Debenture Portfolio of Met Investors Trust.

Please note that the portfolio performance information provided in this report does not include withdrawal or surrender charges or Separate Account policy or contract charges (general administrative expenses, mortality and expense risk charges or cost of insurance charges). For information regarding performance for your variable life insurance policy, please contact your sales representative. Additional information regarding MetLife products and services is available by calling 1-800-METLIFE or by visiting our web site at www.metlife.com.

Some funds appearing in this report may not be available under your variable life product.

This report has been prepared for the owners of various insurance policies issued by Metropolitan Life Insurance Company and shareholders of Metropolitan Series Fund, Inc., New England Zenith Fund, Met Investors Series Trust, and American Funds Insurance Series.

                          If you want more information,
                   please contact your sales representative.

Drowning in Paper? Go Paperless! Go Electronic!/1/

MetLife now offers electronic access to your variable annuity and variable life prospectuses, annual and semiannual reports, and other consumer information. Takes only minutes to enroll.

                                  Simply visit:

                           www.metlife.esourcelink.net

         Make sure that you have your contract or policy number handy.

                       You'll need to enter it to enroll.

/1/ Currently available to all MetLife variable annuity and variable life clients except contract owners of the Preference Plus(R) Account for Enhanced Contracts.

Not part of the Annual Report                Metropolitan Life Insurance Company
                                    One Madison Avenue, New York, New York 10010

--------------------------------------------------------------------------------

  [LOGO]                                                       ---------------
MetLife(R)                                                        PRESORTED
                                                                BOUND PRINTED
Metropolitan Life Insurance Company                                MATTER
Johnstown Office, 500 Schoolhouse Road                          U.S. POSTAGE
Johnstown, PA 15904-2914                                           PAID
                                                                  METLIFE
                                                               --------------


MSFAnnUL2001(0202)                                     E0202AZX8(exp0203)MLIC-LD
Date of First Use: 3/1/2002                   1900024249(0202) Printed in U.S.A.
                                                                        02020391

--------------------------------------------------------------------------------
INVESTOR REPORT

                                                             Fund Annual Reports
                                                                   December 2001

                                   [GRPAHIC]

                                              For use with MetFlex(SM) Contracts

--------------------------------------------------------------------------------
                                                               [LOGO] MetLife(R)
annual Reports dated December 31, 2001 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference are all series of Metropolitan Series Fund, Inc. as filed on Form N-30D, CIK No. 0000710826, File No. 002-80751.

Incorporated by reference are certain series of New England Zenith Fund, Inc. filed on Form N-30D, CIK No. 0000719211, File No. 002-83538.

Incorporated by reference is the Janus Aspen Series as filed on Form N-30D, CIK No. 0000906185, File No. 033-63212.

Incorporated by reference are certain funds of Invesco Variable Investment Funds, Inc. included in the Form N-30D, CIK No. 0000912744, File No. 033-70154.

Incorporated by reference are certain funds of Franklin Templeton Variable Insurance Products Trust included in the Form N-30D, CIK No. 0000837274, File No. 033-23493.

Incorporated by reference are certain funds of Alliance Variable Products Series Fund, Inc. as filed on Form N-30D, CIK No. 0000825316, File No. 333-74800.

Incorporated by reference are certain funds of Met Investors Series Trust included in the Form N-30D, CIK No. 0001126087, File No. 333-48456.

Incorporated by reference are certain funds of Fidelity Variable Insurance Products Fund as included in the Form N-30D, CIK No. 0000356494, File No. 002-75010.

Incorporated by reference are certain funds of Fidelity Variable Insurance Products Fund II as included in the Form N-30D, CIK No. 0000831016, File No. 033-20773.

METFLEX/1//METFLEX C PERFORMANCE AS OF MONTH ENDING DECEMBER 31, 2001

MetFlex (a variable universal life insurance policy) provides life insurance protection and the potential for tax deferred growth of cash value.

This report has been prepared for the prospective owners of MetFlex contracts issued by Metropolitan Life Insurance Company and shareholders of Metropolitan Series Fund, Inc. This performance material must be preceded or accompanied by the current prospectuses for the MetFlex policy, the Metropolitan Series Fund, Inc. portfolios, the Janus Aspen Series portfolios, the INVESCO Variable Investment Funds, Inc. the New England Zenith Fund Series, the JP Morgan Enhanced Index Portfolio, the Alliance Variable Products Series Fund, Inc. portfolios, the Fidelity Variable Insurance Products and Fund I and Fund II portfolios and the Franklin Templeton Variable Insurance Products Trust Fund.

The following chart shows the past performance of the MetFlex policy's investment divisions. When reviewing performance, keep in mind that the rates are based on historical experience and are not intended to suggest what future
                                           ---
returns will be. These rates are net of fund management fees and direct fund expenses. Other fees and expenses do apply to a continued investment and are described in the current prospectus. The rates reflect the deduction of investment management fees but do not reflect policy charges, which include the cost of insurance, M&E risk charges and premium expense loads charges for average taxes and administrative charge. If all charges were included, the performance figures would be significantly lower. You may request a personalized illustration from your Registered Representative that will show the effect of these charges at an assumed rate of return. Your Representative can also provide information about the Fixed Account. If the last day of a reporting period falls on a non-business day, the investment division performance reflected herein will be based on the value as of the end of the next business day. This may result in the appearance of a greater discrepancy in performance between the index investment divisions and the relevant benchmarks.


                                                                          NON-ANNUALIZED
                                                                          RATES OF RETURN

                                                           Fund     Last Month**   Last 3 Months**
                                                        Inception   11/30/2001-       9/30/2001-
NAME OF INVESTMENT DIVISION                                Date     12/31/2001       12/31/2001

Money Market:
MSF State Street Research Money Market/(***+m)/            6/24/83     0.15%            0.55%

Bond:
INVESCO VIF High Yield Bond[X]                            05/27/94    -0.16%            1.86%
MSF Lehman Brothers(R) Aggregate Bond Index/(a,e,f,m)/    11/09/98    -0.76%           -0.38%
MSF Loomis Sayles High Yield Bond/(c,f,m)/                03/03/97    -0.38%            5.83%
MSF State Street Research Income                          06/24/83    -0.69%            0.47%
Zenith Fund Back Bay Advisors Bond Income                 08/26/83    -0.68%            0.47%

Growth & Income:
INVESCO VIF Equity Income[X]                              08/10/94     2.21%           10.05%
Alliance Growth & Income - Class B/(l)/                   06/01/99     1.43%           11.04%
Zenith Fund Westpeak Growth & Income                      04/30/93    -0.38%           10.02%

Growth:
MSF Harris Oakmark Large Cap Value/(f,m)/                 11/09/98     3.49%           12.56%
Janus Aspen Series Growth[X]                              09/13/93     0.76%           15.11%
MSF Janus Mid Cap/(b,f,m)/                                03/03/97     0.96%           16.07%
MSF MetLife Stock Index/(a,m)/                            05/01/90     0.86%           10.87%
MSF State Street Research Diversified/(m)/                07/25/86     0.32%            7.56%
MSF Neuberger Berman Partners Mid Cap Value/(b,f,m)/      11/09/98     3.96%           12.11%
MSF T. Rowe Price Large Cap Growth/(f,m)/                 11/09/98     1.93%           14.34%
Zenith Fund Davis Venture Value/(g)/                      10/31/94     2.10%           11.01%
Zenith Fund MFS Investors                                 05/01/99     0.59%            8.21%
Met Investors Series Trust, JP Morgan Enhanced Index[X]   05/01/96     0.82%           11.09%
MSF State Street Research Investment Trust/(m)/           06/24/83     1.05%           12.31%
Alliance Premier Growth - Class B                         07/14/99     0.89%           14.42%
MSF Putnam Large Cap Growth/(f,m)/                        05/01/00    -1.37%           12.98%
Fidelity VIP II Contrafund(R)[X][_]                       01/03/95     2.35%            7.50%
Fidelity VIP II Growth[X][_]                              10/09/86     0.63%           17.19%
Fidelity VIP II Asset Manager Growth[X][_]                01/03/95     1.55%           11.84%
MSF MetLife Mid Cap Stock Index/(a,f,m)/                  07/05/00     5.13%           19.82%

Specialty:
INVESCO VIF Real Estate Opportunity Fund[X]               04/01/98     3.10%            6.47%
Alliance Technology - Class B/(l,n)/                      09/22/99    -0.12%           37.31%

Aggressive Growth:
MSF Russell 2000(R) Index/(a,d,f,m)/                      11/09/98     5.89%           22.13%
MSF State Street Research Aggressive Growth/(b,m)/        04/29/88     3.53%           20.80%
MSF T. Rowe Price Small Cap Growth/(d,f,m)/               03/03/97     6.55%           28.16%
MSF State Street Research Aurora Small
  Cap Value/(d,f,m)/                                      07/05/00     5.84%           24.17%


                                                                                    ANNUALIZED RATES OF RETURN*

                                                           Fund       1 Year       3 Year       5 Year       10 Year        Since
                                                        Inception   12/31/2000-  12/31/1998-  12/31/1996-  12/31/1991-    Inception
NAME OF INVESTMENT DIVISION                                Date     12/31/2001   12/31/2001   12/31/2001   12/31/2001   of Portfolio
Money Market:

MSF State Street Research Money Market/(***+m)/            6/24/83      3.80%        4.98%       5.07%        4.64%         6.13%

Bond:
INVESCO VIF High Yield Bond[X]                            05/27/94    -15.43%       -6.68%      -0.67%         N/A          4.12%
MSF Lehman Brothers(R) Aggregate Bond Index/(a,e,f,m)/    11/09/98      6.58%        5.69%        N/A          N/A          5.89%
MSF Loomis Sayles High Yield Bond/(c,f,m)/                03/03/97     -1.32%        4.81%        N/A          N/A          2.58%
MSF State Street Research Income                          06/24/83      7.35%        5.59%       7.18%        7.28%         9.73%
Zenith Fund Back Bay Advisors Bond Income                 08/26/83      7.90%        5.41%       7.21%        7.77%         9.53%

Growth & Income:
INVESCO VIF Equity Income[X]                              08/10/94     -7.22%        3.08%      10.11%         N/A         13.74%
Alliance Growth & Income - Class B/(l)/                   06/01/99      1.96%         N/A         N/A          N/A          5.86%
Zenith Fund Westpeak Growth & Income                      04/30/93    -11.43%       -3.71%       8.20%         N/A         12.12%

Growth:
MSF Harris Oakmark Large Cap Value/(f,m)/                 11/09/98     20.34%        7.41%        N/A          N/A          6.13%
Janus Aspen Series Growth[X]                              09/13/93    -20.84%       -2.56%       9.03%         N/A         11.81%
MSF Janus Mid Cap/(b,f,m)/                                03/03/97    -32.35%       -1.81%        N/A          N/A         11.13%
MSF MetLife Stock Index/(a,m)/                            05/01/90     -9.62%       -1.28%      10.27%       12.54%        13.34%
MSF State Street Research Diversified/(m)/                07/25/86     -4.99%        0.95%       8.22%        9.96%        10.39%
MSF Neuberger Berman Partners Mid Cap Value/(b,f,m)/      11/09/98      0.20%       13.31%        N/A          N/A         15.28%
MSF T. Rowe Price Large Cap Growth/(f,m)/                 11/09/98     -6.28%        3.09%        N/A          N/A          6.20%
Zenith Fund Davis Venture Value/(g)/                      10/31/94     -9.06%        4.56%      11.79%         N/A         16.31%
Zenith Fund MFS Investors                                 05/01/99    -13.57%         N/A         N/A          N/A         -5.36%
Met Investors Series Trust, JP Morgan Enhanced Index[X]   05/01/96     -9.52%       -2.93%       9.12%         N/A         11.38%
MSF State Street Research Investment Trust/(m)/           06/24/83    -14.20%       -2.65%       8.70%       11.79%        12.31%
Alliance Premier Growth - Class B                         07/14/99    -14.12%         N/A         N/A          N/A         -9.70%
MSF Putnam Large Cap Growth/(f,m)/                        05/01/00    -24.74%         N/A         N/A          N/A        -33.60%
Fidelity VIP II Contrafund(R)[X][_]                       01/03/95    -12.44%       -0.62%       9.61%         N/A         15.14%
Fidelity VIP II Growth[X][_]                              10/09/86    -19.71%       -2.05%      10.09%       12.60%        13.25%
Fidelity VIP II Asset Manager Growth[X][_]                01/03/95    -10.35%       -4.28%       5.13%         N/A          9.59%
MSF MetLife Mid Cap Stock Index/(a,f,m)/                  07/05/00      3.29%         N/A         N/A          N/A          3.71%

Specialty:
INVESCO VIF Real Estate Opportunity Fund[X]               04/01/98      0.82%        8.60%        N/A          N/A          2.01%
Alliance Technology - Class B/(l,n)/                      09/22/99    -19.22%         N/A         N/A          N/A         -7.77%

Aggressive Growth:
MSF Russell 2000(R) Index/(a,d,f,m)/                      11/09/98      5.66%        6.00%        N/A          N/A          7.53%
MSF State Street Research Aggressive Growth/(b,m)/        04/29/88    -18.58%       -2.10%       2.62%        7.74%        11.27%
MSF T. Rowe Price Small Cap Growth/(d,f,m)/               03/03/97     -1.90%        1.91%        N/A          N/A          5.60%
MSF State Street Research Aurora Small
  Cap Value/(d,f,m)/                                      07/05/00     18.92%         N/A         N/A          N/A         27.09%


METFLEX/1//METFLEX C PERFORMANCE AS OF MONTH ENDING DECEMBER 31, 2001


                                                                          NON-ANNUALIZED
                                                                          RATES OF RETURN

                                                           Fund     Last Month**   Last 3 Months**
                                                        Inception   11/30/2001-       9/30/2001-
NAME OF INVESTMENT DIVISION                                Date     12/31/2001       12/31/2001
Aggressive Growth (continued):
Zenith Fund Loomis Sayles Small Cap/(d,h)/               05/02/94      6.28%           21.57%
Franklin Small Cap - Class 2/(d,i)/                      11/01/95      4.51%           26.96%
Zenith Fund Alger Equity Growth                          10/31/94      0.48%           13.71%
Zenith Fund MFS Research Managers                        05/01/99      1.46%           12.86%

International Stock:
MSF Morgan Stanley EAFE(R) Index/(a,e,f,m)/              11/09/98      0.34%            7.36%
MSF Putnam International Stock/(e,f,m)/                  05/01/91      1.72%            8.47%
MSF Scudder Global Equity/(e,f,m)/                       03/03/97      1.12%            5.13%
Templeton International Fund - Class 1/(e,j,k,l)/        05/01/92      1.54%            9.62%


                                                                                    ANNUALIZED RATES OF RETURN*

                                                           Fund       1 Year       3 Year       5 Year       10 Year        Since
                                                        Inception   12/31/2000-  12/31/1998-  12/31/1996-  12/31/1991-    Inception
NAME OF INVESTMENT DIVISION                                Date     12/31/2001   12/31/2001   12/31/2001   12/31/2001   of Portfolio
Aggressive Growth (continued):
Zenith Fund Loomis Sayles Small Cap/(d,h)/               05/02/94      -3.55%       8.13%        9.19%         N/A          12.86%
Franklin Small Cap - Class 2/(d,i)/                      11/01/95      -9.28%      12.36%       10.52%         N/A          13.46%
Zenith Fund Alger Equity Growth                          10/31/94      -8.74%       0.62%       13.59%         N/A          16.83%
Zenith Fund MFS Research Managers                        05/01/99     -17.15%        N/A          N/A          N/A          -3.37%

International Stock:
MSF Morgan Stanley EAFE(R) Index/(a,e,f,m)/              11/09/98     -21.46%      -5.80%         N/A          N/A          -3.17%
MSF Putnam International Stock/(e,f,m)/                  05/01/91     -20.07%      -5.98%       -0.10%        3.22%          2.87%
MSF Scudder Global Equity/(e,f,m)/                       03/03/97     -15.10%       1.10%         N/A          N/A           5.81%
Templeton International Fund - Class 1/(e,j,k,l)/        05/01/92     -15.66%       0.62%        4.88%         N/A           9.78%


/1/   No longer available for new sales effective 8/1/2000.

* MetFlex policies were first offered in September 1993. Performance assumes the MetFlex contract was in existence for the period shown.

**    Returns are actual returns for the period shown (not annualized).

*** An investment in the Money Market Division is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

+     SEC Standardized 7-Day Effective Yield = 1.56%

[X] Performance results for the portfolio are increased by the voluntary reduction of portfolio fees and expenses by the advisor. Without subsidization, performance would have been lower.

[_] Service Class shares include an asset-based distribution fee (12b-1 fee). Initial offering of Service Class shares took place on November 3, 1997, at which time the 12b-1 fee was imposed. Returns prior to that date do not include the effect of the Service Class fee structure, and returns listed would have been lower for each portfolio if the Service Class fee structure had been in place and reflected in the performance.

/(a)/ Morgan Stanley sponsors the MSCI EAFE(R) Index, Lehman Brothers sponsors the Lehman Brothers(R) Aggregate Bond Index, Standard & Poor's sponsors the S&P 500(R) and S&P Mid Cap 400 Indices and Frank Russell Company sponsors the Russell 2000(R) Index (together referred to as "index sponsors"). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the portfolios or make any representation regarding the advisability of investing in the portfolios. The index sponsors have no responsibility for and do not participate in the management of the portfolio assets or sale of the portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with MetLife and the Fund.

/(b)/ The common stock of medium-sized companies may be more volatile than those of larger, more established companies.

/(c)/ Lower rated high yield, high risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities.

/(d)/ Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies.

/(e)/ International stocks contain additional risk that are not associated with U.S. domestic issues, such as changes in currency exchange rate, different governmental regulations, economic conditions and accounting standards. For a complete discussion of the risk, please read your prospectus.

/(f)/ MetLife voluntarily subsidizes all expenses (other than management fees, brokerage commission, taxes, interest and any extraordinary or nonrecurring expenses) in excess of .30% of the average net assets for the Russell 2000(R) Index Portfolio and .40% of the average net assets for the Morgan Stanley EAFE(R) Index Portfolio until each Portfolio's total assets reach $200 Million or through April 30, 2001, whichever comes first. MetLife will voluntarily subsidize such expenses in excess of .20% of the average net assets for the State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index and the Putnam Large Cap Growth Portfolios until each Portfolio's total assets reach $100 Million or through July 4, 2002, whichever comes first.

      MetLife ceased subsidizing such expenses for the Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Loomis Sayles High Yield Bond, Lehman Brothers Aggregate Bond Index and Russell 2000(R) Index Portfolios, on December 31, 1997, January 22, 1998, July 2, 1998, March 2, 1999, and July 13, 1999 and December 3, 1999, respectively. MetLife ceased subsidizing such expenses for the Harris Oakmark Large Cap Value, T. Rowe Price Large Cap Growth, Morgan Stanley EAFE(R) Index and Neuberger Berman Partners Mid Cap Value Portfolios on November 9, 2000. Without these subsidies the performance of the Portfolios would have been lower.

/(g)/ An expense deferral arrangement between New England Investment Management,
      Inc. (NEIM) and the Davis Venture Value Portfolio ceased to be operative on June 30, 1998. Pursuant to this arrangement NEIM reduced its fees or bore the operational expenses (does not include brokerage costs, interest, taxes, or other extraordinary expenses) of the Portfolio, subject to the Portfolio's obligation to repay NEIM in future years, with certain limitations, provided that such repayment did not extend beyond two years after the end of the fiscal year in which such expenses were incurred (the "recapture period"). Without the reduction in fees or the payment of operational expenses by NEIM the performance of the Portfolio would be lower, and conversely, without the repayment of such expenses by Portfolio the performance would be higher during the recapture period.

/(h)/ NEIM voluntarily pays all expenses (other than brokerage costs, interest, taxes, or extraordinary expenses) in excess of an annual rate of 1.00% of the Loomis Sayles Small Cap Portfolio's average daily net assets.

/(i)/ On February 8, 2000, a merger and reorganization was approved that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective May 1, 2000. On February 8, 2000 fund shareholders approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses bases on the new fees and assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management fees 0.55%, Distribution and service fees 0.25%, Other expenses 0.27%, and Total annual fund operating expenses 1.07%.

/(j)/ On February 8, 2000, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund effective May 1, 2000. The shareholders of that fund had approved new management fees, which apply to the combined fund effective May 1, 2000. The fees shown represent the restated total expenses bases on the new fees and the assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the fees reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.65%, Other Expenses 0.20% and Total Fund Operating Expenses 0.85%.

/(k)/ Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton International Securities.

/(l)/ The Fund has a distribution or 12b-1 plan that is described in the funds prospectus.

/(m)/ MSF may direct certain portfolio trades to brokers who pay a portion of the Fund's expenses. In addition, the funds may enter into arrangements with it's custodian whereby credits realize reduce a portion of the custodian's fees. These expense reduction are further explain in the prospectus.

/(n)/ For the fiscal year 1999, Alliance reimbursed the portfolio for all expenses in excess of 1.20% this limit. This limit is no longer in effect. A Portfolio may have a name and/or objective that is very similar to that of a publicly available mutual fund that is managed by the same money manager. These Portfolios are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in implementation of investment policies, cash flows, fees and size of the Portfolio.

      The rates do not reflect policy charges, such as the cost of insurance, M&E risk charges and premium expense loads. If these charges were included, the performance figures would be significantly lower. You may request a personalized illustration from your Registered Representative that will show the effect of these charges at an assumed rate of return. Your Representative can also provide information about the Fixed Account.

                         METROPOLITAN SERIES FUND, INC.

                        SUPPLEMENT DATED FEBRUARY 4, 2002
                         TO PROSPECTUS DATED MAY 1, 2001

The following information supplements the Metropolitan Series Fund, Inc. prospectus dated May 1, 2001. You should keep this Supplement to the Prospectus for future reference.

Change in the portfolio manager for the Janus Mid Cap Portfolio: The paragraph under "About the Investment Managers -- Janus Mid Cap Portfolio" on page 25 of the Prospectus is changed to read as follows:

     "Jonathan D. Coleman is Portfolio Manager of Janus Mid Cap Portfolio. Mr. Coleman joined Janus in 1994 as a research analyst."

                         METROPOLITAN SERIES FUND, INC.

                         Scudder Global Equity Portfolio
                  State Street Research Money Market Portfolio
                      State Street Research Bond Portfolio
                    Loomis Sayles High Yield Bond Portfolio

                        Supplement Dated February 6, 2002
                      To The Prospectus Dated May 1, 2001

     The following information supplements the Metropolitan Series Fund, Inc. prospectus dated May 1, 2001. You should keep this Supplement to the Prospectus for future reference.


Scudder Global Equity Portfolio

     Deutsche Bank AG has entered into a dennitive agreement to purchase all of the stock of Zurich Scudder Investments, Inc., the sub-investment manager of the Portfolio. The closing (the ""Closing") is expected to occur during the nrst half of 2002. The name of the sub-investment manager is currently expected to change to ""Deutsche Investment Management, Inc." As a legal change of control, the Closing will automatically cause the Portfolio's existing Sub-Investment Management Agreement to terminate. On February 5, 2002, the Board of Directors of Metropolitan Series Fund, Inc. (the ""Fund") voted unanimously to approve, commencing with the Closing, a new sub-investment management agreement with substantially the same terms and conditions as the existing agreement.

State Street Research Money Market Portfolio
State Street Research Bond Portfolio
Loomis Sayles High Yield Bond Portfolio

     On February 5, 2002, the Board of Directors of Metropolitan Series Fund, Inc. (the ""Fund") voted unanimously to approve, subject to shareholder approval, a proposal to reorganize each Portfolio into the respective Series of the New England Zenith Fund (the ""Zenith Fund") or the Met Investors Series Trust (""Met Investors Trust") listed below (each, an ""Acquiring Fund"). If shareholders of a Portfolio approve the proposal, all of the assets of the Portfolio will be transferred to the respective Acquiring Fund and shareholders of each Portfolio will receive shares of the Acquiring Fund in exchange for their shares of the Portfolio. Shareholders of each Portfolio are scheduled to vote on the proposal at a special meeting to be held on April 23, 2002. If approved on that date, the reorganizations are scheduled to be occur on April 29, 2002. Shareholders will be mailed information detailing the proposal on or about March 15, 2002. Until then, the operation of the Portfolios will remain unchanged.

     If approved, the State Street Research Money Market Portfolio will be reorganized into the State Street Research Money Market Series of the Zenith Fund; the State Street Income Portfolio will be reorganized into the State Street Research Bond Income Series of the Zenith Fund; and the Loomis Sayles High Yield Portfolio will reorganize into the Lord Abbet Bond Debenture Portfolio of Met Investors Trust.

This report has been prepared for the owners and prospective owners of MetFlex/SM/ contracts issued by Metropolitan Life Insurance Company and shareholders of certain portfolios of the following:

                         Metropolitan Series Fund, Inc.
                               Janus Aspen Series
                     INVESCO Variable Investment Funds, Inc.
              Franklin Templeton Variable Insurance Products Trust
                            New England Zenith Fund
                  Alliance Variable Products Series Fund, Inc.
                      Met Investors Series Trust Portfolios
                   Fidelity Variable Insurance Products Funds

This report may be distributed to prospective purchasers only when preceded or accompanied by the appropriate MetFlex prospectus and a current performance sheet. Please consult the prospectus for information regarding applicable fees and charges.

                          If you want more information,
                    please contact your sales representative.

--------------------------------------------------------------------------------

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MSFAnnualMetFlex(0202)                         E00088W63(exp0402)MLIC-LD
Date of First Use: 3/1/2002                  1900017546 (0202) Printed in U.S.A.